Consolidated Schedule of Investments
September 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–11.75%(a)
U.S. Treasury Bills–11.75%
U.S. Treasury Bills	0.11%-0.12%	10/29/2020	$ 11,100	$ 11,098,989
U.S. Treasury Bills	0.18%	12/03/2020	11,500	11,498,189
U.S. Treasury Bills	0.16%	01/07/2021	42,000	41,989,853
U.S. Treasury Bills	0.11%	02/25/2021	43,800	43,782,562
Total U.S. Treasury Securities (Cost $108,357,381)				108,369,593
		Expiration Date
Commodity-Linked Securities–2.46%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(b)(c)		10/25/2021	7,800	8,221,539
Cargill, Inc., Commodity-Linked Notes, one mo. USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(b)		04/21/2021	11,180	14,495,857
Total Commodity-Linked Securities (Cost $18,980,000)				22,717,396
			Shares
Money Market Funds–78.98%(d)
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)			189,590,460	189,590,460
Invesco Government Money Market Fund, Cash Reserve Shares, 0.01%(e)			68,534,018	68,534,018
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.01%(e)			99,549,700	99,549,700
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.12%(e)			51,958,118	51,958,118
Invesco Treasury Obligations Portfolio, Institutional Class, 0.01%(e)			171,324,067	171,324,067
Invesco Treasury Portfolio, Institutional Class, 0.02%(e)			130,858,425	130,858,425
Invesco V.I. Government Money Market Fund, Series I, 0.01%(e)			16,640,310	16,640,310
Total Money Market Funds (Cost $728,455,098)				728,455,098
TOTAL INVESTMENTS IN SECURITIES–93.19% (Cost $855,792,479)				859,542,087
OTHER ASSETS LESS LIABILITIES–6.81%				62,860,779
NET ASSETS–100.00%				$922,402,866
Investment Abbreviations:
EMTN	– European Medium-Term Notes
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $22,717,396, which represented 2.46% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$229,550,075	$198,826,261	$(238,785,876)	$-	$-	$189,590,460	$845,877
Invesco Government Money Market Fund, Cash Reserve Shares	82,795,364	23,616,490	(37,877,836)	-	-	68,534,018	150,966
Invesco Premier U.S. Government Money Portfolio, Institutional Class	126,387,049	56,694,201	(83,531,550)	-	-	99,549,700	394,255
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	67,396,463	271,392,405	(286,830,750)	-	-	51,958,118	282,507
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	-	-	-	171,324,067	659,961
Invesco Treasury Portfolio, Institutional Class	141,286,416	257,005,324	(267,433,315)	-	-	130,858,425	526,118
Invesco V.I. Government Money Market Fund, Series I	16,640,310	-	-	-	-	16,640,310	43,095
Total	$835,379,744	$807,534,681	$(914,459,327)	$-	$-	$728,455,098	$2,902,779

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	431	March-2021	$19,002,790	$(1,243,086)	$(1,243,086)
Gasoline Reformulated Blendstock Oxygenate Blending	404	October-2020	20,049,389	184,054	184,054
New York Harbor Ultra-Low Sulfur Diesel	87	February-2021	4,406,724	(367,960)	(367,960)
Silver	184	December-2020	21,614,480	(3,762,029)	(3,762,029)
WTI Crude	210	March-2021	8,773,800	(535,447)	(535,447)
Subtotal				(5,724,468)	(5,724,468)
Equity Risk
E-Mini Russell 2000 Index	710	December-2020	53,406,200	(96,520)	(96,520)
E-Mini S&P 500 Index	313	December-2020	52,458,800	(592,869)	(592,869)
EURO STOXX 50 Index	1,845	December-2020	69,091,644	(2,538,991)	(2,538,991)
FTSE 100 Index	930	December-2020	70,099,447	(2,124,952)	(2,124,952)
Hang Seng Index	352	October-2020	53,208,431	524,845	524,845
Tokyo Stock Price Index	685	December-2020	105,576,969	1,636,384	1,636,384
Subtotal				(3,192,103)	(3,192,103)
Interest Rate Risk
Australia 10 Year Bonds	1,809	December-2020	193,567,655	1,932,774	1,932,774
Canada 10 Year Bonds	1,808	December-2020	206,130,059	(54,409)	(54,409)
Long Gilt	275	December-2020	48,298,094	98,597	98,597
U.S. Treasury Long Bonds	478	December-2020	84,262,437	(89,682)	(89,682)
Subtotal				1,887,280	1,887,280
Total Futures Contracts				$(7,029,291)	$(7,029,291)

(a)	Futures contracts collateralized by $57,795,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1745 Excess Return Index	0.45%	Monthly	61,171	September—2021	$13,775,183	$—	$471,800	$471,800
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	36,200	February—2021	24,543,611	—	1,013,252	1,013,252
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	357,000	October—2020	24,539,855	—	971,169	971,169
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	51,800	April—2021	6,105,407	—	59,275	59,275
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	142,000	December—2020	5,852,076	—	59,029	59,029
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	72,100	June—2021	15,988,355	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	145,000	November—2020	6,831,588	—	0	0
Subtotal								—	2,574,525	2,574,525
Equity Risk
Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	117	October—2020	17,511,539	—	174,082	174,082
Subtotal — Appreciation								—	2,748,607	2,748,607
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26	Monthly	32,800	July—2021	17,565,332	—	(224,162)	(224,162)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	233,500	April—2021	19,139,598	—	(168,050)	(168,050)
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	13,100	December—2020	16,303,317	—	(400,192)	(400,192)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	90,500	October—2020	12,887,037	—	(81,749)	(81,749)
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	161,500	July—2021	13,290,035	—	(250,612)	(250,612)
Subtotal — Depreciation								—	(1,124,765)	(1,124,765)
Total — Total Return Swap Agreements								$—	$1,623,842	$1,623,842

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $10,531,596.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	5.71%
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybean Meal	23.14
	Soybean Oil	5.31
	Soybeans	22.24
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ’C’	5.71%
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybean Meal	23.14
	Soybean Oil	5.31
	Soybeans	22.24
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%
Barclays Commodity Strategy 1745 Excess Return Index
	Long Futures Contracts
	Coffee ’C’	5.71%
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybean Meal	23.14
	Soybean Oil	5.31
	Soybeans	22.24
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Commodity i-Select Strategy 1121
	Long Futures Contracts
	Coffee ’C’	5.71%
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybean Meal	23.14
	Soybean Oil	5.31
	Soybeans	22.24
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$108,369,593	$—	$108,369,593
Commodity-Linked Securities	—	22,717,396	—	22,717,396
Money Market Funds	728,455,098	—	—	728,455,098
Total Investments in Securities	728,455,098	131,086,989	—	859,542,087
Other Investments - Assets*
Futures Contracts	4,376,654	—	—	4,376,654
Swap Agreements	—	2,748,607	—	2,748,607
	4,376,654	2,748,607	—	7,125,261
Other Investments - Liabilities*
Futures Contracts	(11,405,945)	—	—	(11,405,945)
Swap Agreements	—	(1,124,765)	—	(1,124,765)
	(11,405,945)	(1,124,765)	—	(12,530,710)
Total Other Investments	(7,029,291)	1,623,842	—	(5,405,449)
Total Investments	$721,425,807	$132,710,831	$—	$854,136,638

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Balanced-Risk Allocation Fund